Fixed Assets	12 Months Ended
Dec. 31, 2014
Fixed Assets [Abstract]
FIXED ASSETS

5. FIXED ASSETS

As of December 31, 2014 and 2013, Fixed Assets and the estimated lives used in the computation of depreciation are as follows:

		December 31,	December 31,
	Estimated Useful Lives	2014	2013
Machinery and equipment	3 years	$136,356	$146,344
Leasehold Improvements	5 years	6,206	6,206
Purchased Software	3 years	24,993	17,833
Molds and Tooling	5 years	234,230	234,230
Furniture and fixtures	7 years	20,079	22,288
Therapy Devices	3 years	86,286	87,906
Internally Developed Software	5 years	1,143,918	1,021,681
		1,652,068	1,536,488

Less: Accumulated depreciation and amortization		(1,069,634)	(830,291)

Property and Equipment, net		$582,434	$706,197

Depreciation expense for the years ended December 31, 2014 and 2013 was $254,608 and $248,877 respectively, including $14,383 and $25,667 respectively for Therapy Devices which is allocated to Cost of Sales.